Parent Company Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS:
Cash and cash equivalents	$ 83,486	$ 73,186	$ 40,778	$ 39,251
Available for sale securities, at fair value	154,053	159,367
Other assets	9,466	6,605
Total assets	1,580,956	1,550,890
LIABILITIES AND SHAREHOLDERS' EQUITY:
Liabilities	1,412,475	1,386,163
Shareholders' equity	168,481	164,727	154,330	157,739
Total liabilities and shareholders' equity	1,580,956	1,550,890
Parent Company [Member]
ASSETS:
Cash and cash equivalents	3,139	10,751	$ 3,546	$ 12,930
Available for sale securities, at fair value	7,954	5,021
Investment In Savings Institute Bank and Trust Company	160,495	155,470
ESOP note receivable	3,120	3,659
Other assets	2,405	784
Total assets	177,113	175,685
LIABILITIES AND SHAREHOLDERS' EQUITY:
Liabilities	8,632	10,958
Shareholders' equity	168,481	164,727
Total liabilities and shareholders' equity	$ 177,113	$ 175,685